Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Income Tax Holiday, Aggregate Dollar Amount	$ 1,389,566	$ 122,251	$ 0
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.07	$ 0.01
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts		$ 220,222.00
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	1.20%	0.00%	1.30%
Service [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	6.00%
Value Added Tax Rate , Product One [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	0.00%
Value Added Tax Rate, Product Two [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	11.00%
Value Added Tax Rate , Product Three [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	13.00%
Value Added Tax Rate, Product Four [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	17.00%
Cayman Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
British Virgin Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
Hong Kong
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%
PRC
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Subsidiaries, Guang'an Yongpeng Food Co., Ltd [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 172,000.00
Deferred Tax Assets, Operating Loss Carryforwards			$ 43,000.00
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			100.00%